Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Number of Employees by Gender and Age (Detail) - Employees	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information About Employees [line items]
Number of employees	100,735	111,464
Percentage of employees	100.00%
Women [member]
Disclosure of Information About Employees [line items]
Percentage of employees	77.00%
Men [member]
Disclosure of Information About Employees [line items]
Percentage of employees	23.00%
Under 25 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	4.00%
Under 25 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,611
Under 25 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	2,283
25-35 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	37.00%
25-35 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	9,776
25-35 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	27,458
Between 36 to 45 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	31.00%
Between 36 to 45 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	6,452
Between 36 to 45 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	25,301
46-55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	21.00%
46-55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	4,205
46-55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	16,741
Over 55 years old [member]
Disclosure of Information About Employees [line items]
Percentage of employees	7.00%
Over 55 years old [member] | Women [member]
Disclosure of Information About Employees [line items]
Number of employees	1,490
Over 55 years old [member] | Men [member]
Disclosure of Information About Employees [line items]
Number of employees	5,418